Note 18 - Financial Instruments With Off-balance Sheet Risk - Obligations Ffrom Other Commitments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Total Other Commercial Commitments	$ 79,707
Other Commitments, Less than 1 Year	41,163
Other Commitments, 1-3 Years	17,240
Other Commitments, 4-5 Years	19,329
Other Commitments, More than 5 Years	1,975
Commercial Lines of Credit [Member]
Total Other Commercial Commitments	58,222
Other Commitments, Less than 1 Year	30,163
Other Commitments, 1-3 Years	16,832
Other Commitments, 4-5 Years	11,227
Other Commitments, More than 5 Years	0
Commitments to Lend [Member]
Total Other Commercial Commitments	18,877
Other Commitments, Less than 1 Year	9,181
Other Commitments, 1-3 Years	183
Other Commitments, 4-5 Years	7,538
Other Commitments, More than 5 Years	1,975
Standby Letters of Credit [Member]
Total Other Commercial Commitments	2,608
Other Commitments, Less than 1 Year	1,819
Other Commitments, 1-3 Years	225
Other Commitments, 4-5 Years	564
Other Commitments, More than 5 Years	$ 0